Lease Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Lease Obligation [Abstract]
Schedule of right of use assets and lease liabilities
	March 31,	December 31,
Operating Leases	2022	2021
Right-Of-Use Assets	$1,019,412	$1,094,778

Lease Liability:
Right-Of-Use Asset - Office Leases - Current	314,793	310,095
Right-Of-Use Asset - Office Leases - Non-Current	704,619	784,683
	$1,019,412	$1,094,778

	December 31,	December 31,
Operating Leases	2021	2020
Right-Of-Use Assets	$1,094,778	$1,358,517

Lease Liability:
Right-Of-Use Asset - Office Leases - Current	310,095	299,765
Right-Of-Use Asset - Office Leases - Non-Current	784,683	1,058,752
	$1,094,778	$1,358,517

Schedule of future minimum lease payments
2022	$345,474
2023	338,028
2024	324,462
2025	135,740
2026	-
$1,143,704

2022	$310,095
2023	323,001
2024	311,317
2025	150,365
2026	-
$1,094,778